Software Development Costs, net (Details 1) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 24, 2016
Software Development Costs Net Details 1
2018	$ 15,123
2019	14,026
2020	9,907
2021	5,043
2022	2,073
Thereafter	261
Software development costs, net	$ 46,433	$ 36,960